                                       ANNUAL REPORT
                                       SEPTEMBER 30, 2001

PRUDENTIAL
Stock Index Fund

FUND TYPE
Large-capitalization stock

OBJECTIVE
Provide investment results that
correspond to the price and yield
performance of the S&P 500 Index

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by
this report and are subject to change
thereafter.


Prudential Financial is a service mark of
The Prudential Insurance Company of
America, Newark, NJ, and its affiliates.             (LOGO)

Prudential Index Series Fund
    Prudential Stock Index Fund

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential Stock Index Fund (the
Fund) seeks to provide investment
results that correspond to the price
and yield performance of the Standard &
Poor's 500 Composite Stock Price Index
(S&P 500 Index). The S&P 500 Index is
widely regarded as representative of
the performance of the U.S. stock
market as a whole, and comprises stocks
representing more than 80% of the total
market value of all publicly traded
U.S. common stocks. The difference
between the Fund's return and that of
the Index is primarily management fees
and expenses. There can be no assurance
that the Fund will achieve its investment objective.

S&P 500 Index                               As of 9/30/01

                       (CHART)

Source: Standard & Poor's; Bloomberg.

The S&P 500 Index, composed of stocks
representing approximately 80% of the
total market value of all publicly
traded U.S. common stock, is widely
regarded as representative of the
performance of the U.S. stock market as
a whole. "Standard & Poor's(R)," "S&P(R),"
"S&P 500(R)," "Standard & Poor's 500,"
and "500" are trademarks of The McGraw
Hill Companies, Inc., and have been
licensed for use by Prudential, its
affiliates, and subsidiaries. The
Prudential Stock Index Fund is not
sponsored, endorsed, sold, or promoted
by S&P, and S&P makes no representation
regarding the advisability of investing
in the Fund. The performance cited does
not represent the performance of the
Prudential Stock Index Fund. Past
performance is not indicative of future
results. Investors cannot invest
directly in an index.

                               www.prudential.com    (800) 225-1852

Annual Report    September 30, 2001

Cumulative Total Returns1                             As of 9/30/01

                           One Year        Five Years        Since Inception2
Class A                -26.81% (-26.87)       N/A            -25.58% (-25.68)
Class B                -27.39  (-27.45)       N/A            -26.65  (-26.75)
Class C                -27.37  (-27.43)       N/A            -26.63  (-26.73)
Class Z                -26.67  (-26.74)  60.15% (59.74)      185.60  (184.87)
Class I                -26.58  (-26.64)       N/A             15.40   (15.11)
Lipper S&P 500 Index
  Obj. Fd. Avg.3           -26.98            58.96                 **
S&P 500 Index4             -26.61            62.72                ***

Average Annual Total Returns1                 As of 9/30/01

               One Year       Five Years    Since Inception2
Class A    -26.81%  (-26.87)      N/A       -14.62% (-14.67)
Class A*   -29.19   (-29.25)      N/A       -16.11  (-16.17)
Class B    -31.01   (-31.07)      N/A       -17.10  (-17.16)
Class C    -28.81   (-28.88)      N/A       -15.72  (-15.78)
Class Z    -26.67   (-26.74)  9.88% (9.82)   12.51   (12.48)
Class I    -26.58   (-26.64)      N/A         3.50    (3.43)

Past performance is not indicative of
future results. Principal and
investment return will fluctuate so
that an investor's shares, when
redeemed, may be worth more or less
than their original cost.

1 Source: Prudential Investments LLC
  and Lipper Inc. The cumulative total
  returns do not take into account sales
  charges. The average annual total
  returns do take into account applicable
  sales charges. Class B shares are
  subject to a declining contingent
  deferred sales charge (CDSC) of 5%, 4%,
  3%, 2%, 1%, and 1% for six years.
  Approximately seven years after
  purchase, Class B shares will
  automatically convert to Class A shares
  on a quarterly basis. Class C shares
  are subject to a front-end sales charge
  of 1% and a CDSC of 1% for 18 months.
  Class Z and Class I shares are not
  subject to a sales charge or
  distribution and service (12b-1) fees.
  Without waiver of management fees
  and/or expense subsidization, the
  Fund's cumulative and average annual
  total returns would have been lower, as
  indicated in parentheses.
2 Inception dates: Class A, B, and C,
  11/18/99; Class Z, 11/5/92; and Class
  I, 8/1/97.
3 The Lipper Average is unmanaged, and
  is based on the average return for all
  funds in each share class for the one-
  year, five-year, and since inception
  periods in the Lipper S&P 500 Index
  Objective Fund category. Lipper S&P 500
  Index Objective funds are passively managed,
  have limited expenses, and are designed
  to replicate the performance of the S&P
  500 Index on a reinvested basis.
4 The S&P 500 Index is an unmanaged
  index of 500 stocks of large U.S.
  companies, which gives a broad look at
  how stock prices have performed. These
  returns do not include the effect of
  any operating expenses of a mutual
  fund, and the returns would be lower if
  they included the effect of operating
  expenses. Investors cannot invest
  directly in an index.
*  As of October 29, 2001, Class A shares
   are subject to a maximum initial sales
   charge of 3.25%. For illustrative
   purposes, we've applied the sales
   charge to the Fund's Class A one-year
   and since inception average annual
   total returns as of 9/30/01.
** Lipper Since Inception returns are -
   24.12% for Class A, B, and C; 186.77%
   for Class Z; and 13.03% for Class I,
   based on all funds in each share class.
***The S&P 500 Index Since Inception
   returns are -23.37% for Class A, B, and
   C; 196.42% for Class Z; and 15.38% for
   Class I.
                                        1

(LOGO)                   November 14, 2001

DEAR SHAREHOLDER,
The -26.61% return of the S&P 500 Index
over the 12 months ended September 30,
2001--the reporting period of the
Prudential Stock Index Fund--was among
the worst 12-month returns in the
history of the Index. The Fund's return
tracked the Index closely, as it was
intended to do, with its Class A shares
returning -26.81% . The Fund's Class A,
Z, and I shares outperformed the Lipper
S&P 500 Index Objective Fund Average of
-26.98%, an indication that the Fund's
managers turned in a good performance
of tracking the Index in a very poor
market.

Indeed, the S&P 500 Index, from its
peak on March 24, 2000 to its low on
September 21, 2001, returned -36.62%.
Despite the scale of this loss, we
should keep in mind that the investing
world has not been transformed. If we
look back over the five-year span that
we generally recommend as an
appropriate time horizon for equity
investors, the average annual return of
the S&P 500 Index was 10.23%. It was a
below-average period, but it still
provided long-term investors with a
higher return than some other
investments did over the same period--
for example, the major bond indexes.
The trade-off for a higher long-term
return is greater fluctuations in
value. We've seen an extreme example of
this in the past few years. The rapid
pace of economic activity and stock market gains just before the year 2000 drew strength away from the following years.
When that payback period comes to an
end, we expect a resumption of U.S.
economic growth and of positive stock
returns.

Sincerely,


David R. Odenath, Jr., President
Prudential Index Series Fund/Prudential
Stock Index Fund

Prudential Index Series Fund
    Prudential Stock Index Fund

Annual Report    September 30, 2001

INVESTMENT ADVISER'S REPORT

THE IMPACT OF A PROFIT RECESSION
The overall story of the S&P 500 Index
over this reporting period is one of
investors' response to swiftly
declining corporate profits. Although
there were small rallies at optimistic
moments, investors were increasingly
discouraged by declining earnings
estimates, disappointing earnings
announcements, and a near suspension
of activity in corporate capital
investment and capital market activity
(mergers, acquisitions, and stock and
corporate bond issuance).

The markets also were affected by
short-term shocks: the uncertainty
about the U.S. presidential election
early in the period and the terrorist
attacks of September 11 at the end. In
addition, frequent announcements of
corporate layoffs eroded consumer
confidence at a time when consumer
spending was the only strong sector of
the economy. The spread of the economic
slowdown to the rest of the world
also hurt.

A REMINDER OF WHY IT HAPPENED
Toward the end of the twentieth
century, a combination of several
factors led to a spurt in economic
growth: an increase in investment in
capital equipment and inventories
because shortages had held back growth
in 1999, accelerated information
technology (IT) investments to avoid Y2K difficulties, low interest rates, easy access to venture and equity capital, and euphoria about the potential for new telecommunications capacities.

As earnings increased, many investors
projected the new rate of growth as if
it would go on forever. Share prices
for technology-related companies rose
even faster than earnings because
investors assumed profits would be
higher still in the years to come. As a
consequence, valuations--the relation of
share prices to the underlying
financial reality of profits and asset
value--shot up. Shares became much more
expensive than they had been.
                                       3

Prudential Index Series Fund
    Prudential Stock Index Fund

Annual Report    September 30, 2001

In the year 2000, higher interest
rates, a slowdown in IT investment as
companies digested their earlier spurt
in spending, an inventory buildup, and
a reassessment of the near-term need
for wireless telephone handsets and
optical fiber telecommunications cables
resulted in a slowing economy and a
very sharp contraction of profits--a
profit recession. This was concentrated
in the manufacturing and technology-
related sectors, which therefore
suffered much more than measures of the
overall economy suggested.

Share prices tumbled, driven down by
two factors. The first was the fall in
current profits. The second was
declining estimates of future profit
growth. These growth assumptions had
been the justification for some very
high valuations.

THE IMPACT ON S&P 500 index RETURNS
Over the 12 months, only one economic
sector had a positive net return: basic
materials. Within that sector, the
gains were broad-based, including gold,
paper and forest products, aluminum,
chemicals, and steel. Homestake Mining
(gold) and Willamette (a paper company
that was subject to a takeover offer by
Weyerhaeuser) were among the strongest
individual performers in the market.

Healthcare had the second best
performance of the larger sectors--down
only 4.46%--as it was lifted by the
strong positive 35.64% return of the
hospital management group and the
23.54% gain of HMOs. Healthcare stocks
generally perform well in a declining
economy because expenditures on
healthcare are relatively independent
of the pace of overall economic
activity. This year, healthcare
companies also benefited from an
increase in Medicare reimbursements as
a result of legislation passed in 2000.

The technology sector had swollen
during its rise, so that it accounted
for 30% of the Index capitalization
(the value of all the outstanding
shares of all the companies listed) in
September 2000, almost twice the weight
of the next largest sector.
Consequently, its 61.63% decline had a
huge impact on the Index return. By the
end of the Fund's reporting period, the
technology
                             www.prudential.com  (800) 225-1852

sector made up only 16% of the Index,
smaller than financial services and
about the same size as healthcare.
This means that the performance of
technology stocks will have a smaller
impact on the S&P 500 Index over the
next 12 months than it did in this
reporting period.

The fall was greatest in the
communications equipment group, which
had previously benefited from the surge
in the Internet and wireless telephony
businesses. Network Appliance, JDS
Uniphase, CIENA Corp., Corning Inc.,
and Nortel Networks were among the 10
bottom performers in the S&P 500 Index,
all falling more than 90% in the year.
Computer systems, electronic
semiconductors, electronic instruments,
and computer software were also among
the hardest hit industry groups in the
Index.

The 27.14% decline of capital goods--the second worst performing sector--had far less impact. Moreover, most of the hardest hit stocks in that sector were telecommunications or technology related because capital investment for telecommunications was essentially nonexistent. For example, Power-One,
Solectron, Sanmina, and Jabil Circuit
were all down 68% or more. However, the
capital goods sector was buoyed
somewhat by the excellent returns on
defense contractors such as Lockheed
Martin and General Dynamics.

In the other sectors, certain industry
groups were hit particularly hard.
Investment banking/brokerage firms were
hurt by three factors: (1) the
suspension of most capital markets'
activity; (2) the much reduced value of
managed portfolios (on which
commissions are calculated); and (3)
declining investor activity because of
the terrible stock market.

The falling price of oil, primarily the
result of slowing global economic
activity, was the major cause of the
decline of stocks associated with oil
and gas exploration and production,
including drilling and well equipment
and service stocks.
                                      5

Prudential Index Series Fund
    Prudential Stock Index Fund

Annual Report    September 30, 2001

WHERE WE ARE NOW
Share prices and company earnings are
both much lower than they were at the
beginning of this reporting period.
Many companies have downsized to reduce
expenses, and have eliminated a
tremendous amount of inventory either
by selling it or writing it off. They
are poised to increase profits as soon
as their revenues pick up. The market
price for the S&P 500 Index at the end
of the period was 20.65 times operating
earnings (for the most recent four
quarters, excluding companies with
negative earnings) compared with 26.88
times at the beginning of the period.
The steep market decline has made
shares a lot less expensive, although
they are still high compared to today's
low earnings.

The question remains: When will
revenues pick up? The major near-term
risk is that consumer confidence will
be shaken by layoff announcements and
other negative news, so that consumer
spending, which has been supporting the
economy over the past year, will fall
off before other sectors have a chance
to revive.

Over the longer term, however,
investing in the S&P 500 Index is
ownership participation in the overall
U.S. economy, which has been showing
its resilience even under stress.

Prudential Stock Index Fund Management Team

                                       ANNUAL REPORT
                                       SEPTEMBER 30, 2001

PRUDENTIAL
Stock Index Fund


                                       FINANCIAL STATEMENTS

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of September 30, 2001

Shares          Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  95.5%
Common Stocks
-------------------------------------------------------------------------------------
Aerospace/Defense  1.4%
   189,684      Boeing Co.                                        $      6,354,414
    44,306      General Dynamics Corp.                                   3,913,106
   176,115      Honeywell International, Inc.                            4,649,436
    94,156(c)   Lockheed Martin Corp.                                    4,119,325
    18,220      Northrop Grumman Corp.                                   1,840,220
    76,044      Raytheon Co.                                             2,642,529
    41,763      Rockwell Collins, Inc.                                     593,034
    41,763      Rockwell International Corp.                               613,081
   104,720(c)   United Technologies Corp.                                4,869,480
                                                                  ----------------
                                                                        29,594,625
-------------------------------------------------------------------------------------
Airlines  0.2%
    32,949      AMR Corp.(a)                                               630,644
    26,684(c)   Delta Airlines, Inc.                                       703,123
   176,174(c)   Southwest Airlines Co.                                   2,614,422
    16,821(c)   US Airways Group, Inc.(a)                                   78,218
                                                                  ----------------
                                                                         4,026,407
-------------------------------------------------------------------------------------
Aluminum  0.4%
    69,429(c)   Alcan, Inc.                                              2,082,870
   191,044      Alcoa, Inc.                                              5,924,274
                                                                  ----------------
                                                                         8,007,144
-------------------------------------------------------------------------------------
Automobiles & Trucks  0.8%
    11,479      Cummins, Inc.                                              378,807
    35,740      Dana Corp.                                                 557,544
   123,484      Delphi Automotive Systems Corp.                          1,450,937
   400,963      Ford Motor Co.                                           6,956,708
   119,578      General Motors Corp.                                     5,129,896
    38,799      Genuine Parts Co.                                        1,236,136
    20,076      Johnson Controls, Inc.                                   1,309,759

    8                                      See Notes to Financial Statements

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares          Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
    10,760      Navistar International Corp.(a)                   $        303,970
    31,370      Visteon Corp.                                              399,967
                                                                  ----------------
                                                                        17,723,724
-------------------------------------------------------------------------------------
Banking  6.6%
    79,900      AmSouth Bancorporation                                   1,443,793
   351,867      Bank of America Corp.                                   20,549,033
   161,036      Bank of New York Co., Inc.                               5,636,260
   256,716      Bank One Corp.                                           8,078,853
    93,658(c)   BB&T Corp.                                               3,413,834
    46,667      Capital One Financial Corp.                              2,148,082
    45,885      Charter One Financial, Inc.                              1,294,882
    40,161      Comerica, Inc.                                           2,224,919
   125,673      Fifth Third Bancorp                                      7,726,376
   239,334      FleetBoston Financial Corp.                              8,795,525
    34,692      Golden West Financial Corp.                              2,015,605
    54,429(c)   Huntington Bancshares, Inc.                                942,166
   436,429      JP Morgan Chase & Co.                                   14,904,050
    94,635      KeyCorp                                                  2,284,489
   103,946      Mellon Financial Corp.                                   3,360,574
   135,398(c)   National City Corp.                                      4,055,170
    49,962      Northern Trust Corp.                                     2,622,006
    64,636(c)   PNC Financial Services Group                             3,700,411
    65,102(c)   Providian Financial Corp.                                1,311,805
    72,100      SouthTrust Corp.                                         1,836,387
    70,862      State Street Corp.                                       3,224,221
    65,183(c)   SunTrust Banks, Inc.                                     4,341,188
    29,400(c)   Union Planters Corp.                                     1,261,260
   415,695      US Bancorp                                               9,220,115
   306,165      Wachovia Corp.                                           9,491,115
   377,040      Wells Fargo & Co.                                       16,759,428
    20,500      Zions Bancorporation                                     1,100,030
                                                                  ----------------
                                                                       143,741,577
-------------------------------------------------------------------------------------
Beverages  2.6%
    10,347      Adolph Coors Co.                                           465,615
   198,454(c)   Anheuser - Busch Co., Inc.                               8,311,254

    See Notes to Financial Statements                                      9

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares          Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
    15,138      Brown-Forman Corp.                                $        956,419
   546,432      Coca-Cola Co.                                           25,600,339
    92,200(c)   Coca-Cola Enterprises, Inc.                              1,414,348
    31,000(c)   Pepsi Bottling Group, Inc.                               1,428,170
   388,905      PepsiCo, Inc.                                           18,861,892
                                                                  ----------------
                                                                        57,038,037
-------------------------------------------------------------------------------------
Chemicals  1.0%
    50,532      Air Products & Chemicals, Inc.                           1,949,525
   199,736      Dow Chemical Co.                                         6,543,351
   231,044      E.I. du Pont de Nemours & Co.                            8,668,771
    17,693      Eastman Chemical Co.                                       642,256
     7,673      FMC Corp.(a)                                               375,900
    27,031      Hercules, Inc.(a)                                          223,006
    47,970(c)   Rohm & Haas Co.(a)                                       1,571,497
    14,716      Sigma-Aldrich Corp.                                        665,163
                                                                  ----------------
                                                                        20,639,469
-------------------------------------------------------------------------------------
Chemical-Specialty  0.1%
    27,704      Engelhard Corp.                                            639,962
    10,890      Great Lakes Chemical Corp.                                 240,669
    34,979      Praxair, Inc.                                            1,469,118
                                                                  ----------------
                                                                         2,349,749
-------------------------------------------------------------------------------------
Commercial Services  0.2%
    53,500      Concord EFS, Inc.(a)                                     2,618,825
    39,000      Convergys Corp.(a)                                       1,082,250
    34,388      Moodys Corp.                                             1,272,356
                                                                  ----------------
                                                                         4,973,431
-------------------------------------------------------------------------------------
Computer Hardware  2.2%
    76,312      Apple Computer, Inc.(a)                                  1,183,599
   566,340(c)   Dell Computer Corp.(a)                                  10,494,280
    67,792      Gateway, Inc.(a)                                           369,467
   381,034(c)   International Business Machines Corp.                   35,169,438
    20,300      NCR Corp.(a)                                               601,895
   116,619      Palm, Inc.(a)                                              170,264
                                                                  ----------------
                                                                        47,988,943

    10                                     See Notes to Financial Statements

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares          Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
Computer Software & Services  6.4%
    48,920      Adobe Systems, Inc.                               $      1,173,102
    12,105      Autodesk, Inc.                                             388,086
   135,578      Automatic Data Processing, Inc.                          6,377,589
    55,600      BMC Software, Inc.(a)                                      706,120
 1,609,144      Cisco Systems, Inc.(a)                                  19,599,374
    40,900(c)   Citrix Systems, Inc.(a)                                    809,820
   125,758      Computer Associates International, Inc.                  3,237,011
    36,351(c)   Computer Sciences Corp.(a)                               1,205,763
    84,100      Compuware Corp.(a)                                         700,553
   488,104      EMC Corp.(a)                                             5,735,222
    85,532      First Data Corp.                                         4,983,094
    44,200      Intuit, Inc.(a)                                          1,582,360
    42,420(c)   KLA-Tencor Corp.(a)                                      1,339,624
    17,600      Mercury Interactive Corp.(a)                               335,104
   132,216(c)   Micron Technology, Inc.(a)                               2,489,627
 1,182,706      Microsoft Corp.(a)                                      60,519,066
    90,202      Novell, Inc.(a)                                            330,139
    31,900(c)   Novellus Systems, Inc.(a)                                  911,064
 1,237,540(c)   Oracle Corp.(a)                                         15,568,253
    62,779      Parametric Technology Corp.(a)                             325,823
    65,900      PeopleSoft, Inc.(a)                                      1,188,836
    23,800      Sapient Corp.(a)                                            91,630
   100,700(c)   Siebel Systems, Inc.(a)                                  1,310,107
   720,596      Sun Microsystems, Inc.(a)                                5,959,329
    89,777(c)   VERITAS Software Corp.(a)                                1,655,488
                                                                  ----------------
                                                                       138,522,184
-------------------------------------------------------------------------------------
Construction  0.1%
    18,237      Fluor Corp.                                                702,125
     7,791      KB Home                                                    221,342
    11,143      Pulte Homes, Inc.(a)                                       341,533
    21,500(c)   Vulcan Materials Co.                                       928,800
                                                                  ----------------
                                                                         2,193,800
-------------------------------------------------------------------------------------
Containers  0.1%
     4,758      Ball Corp.                                                 285,004

    See Notes to Financial Statements                                     11

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares          Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
    13,305      Bemis Company                                     $        530,204
    35,258      Pactiv Corp.(a)                                            510,889
                                                                  ----------------
                                                                         1,326,097
-------------------------------------------------------------------------------------
Cosmetics & Soaps  1.9%
    12,457      Alberto-Culver Co.                                         484,453
    52,472      Avon Products, Inc.                                      2,426,830
    51,032      Clorox Co.                                               1,888,184
   123,930(c)   Colgate-Palmolive Co.                                    7,218,922
   231,339      Gillette Co.                                             6,893,902
    22,975      International Flavors & Fragrances, Inc.                   636,178
   285,019      Procter & Gamble Co.                                    20,746,533
                                                                  ----------------
                                                                        40,295,002
-------------------------------------------------------------------------------------
Diversified Gas
    11,923      NICOR, Inc.                                                462,016
-------------------------------------------------------------------------------------
Drugs & Medical Supplies  13.6%
   340,774      Abbott Laboratories                                     17,669,132
    28,182      Allergan, Inc.                                           1,868,467
   288,991      American Home Products Corp.                            16,833,726
    11,000(c)   AmerisourceBergen Corp.(a)                                 780,450
   229,724      Amgen, Inc.(a)                                          13,500,879
    12,056      Bard (C.R.), Inc.                                          619,799
    13,038      Bausch & Lomb, Inc.                                        368,975
   129,874(c)   Baxter International, Inc.                               7,149,564
    56,112      Becton Dickinson & Co.                                   2,076,144
    32,800      Biogen, Inc.(a)                                          1,823,024
    56,523      Biomet, Inc.                                             1,653,298
    84,862      Boston Scientific Corp.(a)                               1,739,671
   425,914      Bristol-Myers Squibb Co.                                23,663,782
    97,173(c)   Cardinal Health, Inc.                                    7,185,943
    39,500      Forest Laboratories, Inc.(a)                             2,849,530
    68,248      Guidant Corp.(a)                                         2,627,548
    70,000      Immunex Corp.(a)                                         1,307,600
   664,469      Johnson & Johnson                                       36,811,583
    48,833      King Pharmaceuticals, Inc.(a)                            2,048,544
   246,897(c)   Lilly (Eli) & Co.                                       19,924,588

    12                                     See Notes to Financial Statements

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares          Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
    45,300(c)   MedImmune, Inc.(a)                                $      1,614,039
   265,958      Medtronic, Inc.                                         11,569,173
   503,944      Merck & Co., Inc.                                       33,562,670
 1,386,462      Pfizer, Inc.                                            55,597,126
   287,901      Pharmacia Corp.                                         11,677,265
   321,424      Schering-Plough Corp.                                   11,924,830
    18,866      St. Jude Medical, Inc.(a)                                1,291,378
    42,700(c)   Stryker Corp.                                            2,258,830
    23,900      Watson Pharmaceuticals, Inc.(a)                          1,307,569
    43,511      Zimmer Holdings, Inc.(a)                                 1,207,430
                                                                  ----------------
                                                                       294,512,557
-------------------------------------------------------------------------------------
Electronics  4.0%
    79,924      Advanced Micro Devices, Inc.(a)                            651,381
   100,796      Agilent Technologies, Inc.(a)                            1,970,562
    85,800      Altera Corp.(a)                                          1,405,404
    80,900      Analog Devices, Inc.(a)                                  2,645,430
    46,400      Conexant Systems, Inc.(a)                                  385,120
   104,200(c)   Electronic Data Systems Corp.                            5,999,836
    94,075(c)   Emerson Electric Co.                                     4,427,169
   430,736(c)   Hewlett-Packard Co.                                      6,934,849
 1,474,488      Intel Corp.(a)                                          30,064,810
    45,100(c)   Jabil Circuit, Inc.(a)                                     807,290
    70,400      Linear Technology Corp.                                  2,309,120
    76,344(c)   LSI Logic Corp.(a)                                         897,042
    69,900      Maxim Integrated Products, Inc.(a)                       2,442,306
    43,250(c)   Molex, Inc.                                              1,215,757
   483,013      Motorola, Inc.                                           7,535,003
    37,276      National Semiconductor Corp.(a)                            821,936
    21,970(c)   PerkinElmer, Inc.                                          576,493
    30,000(c)   PMC-Sierra, Inc.(a)                                        311,700
    22,400(c)   QLogic Corp.(a)                                            425,600
    75,000(c)   Sanmina Corp.(a)                                         1,018,500
   145,800(c)   Solectron Corp.(a)                                       1,698,570
    22,624      Tektronix, Inc.(a)                                         395,694
    39,900(c)   Teradyne, Inc.(a)                                          778,050
   383,352      Texas Instruments, Inc.                                  9,576,133

    See Notes to Financial Statements                                     13

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares          Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
    17,733      Thomas & Betts Corp.                              $        309,973
    73,800      Xilinx, Inc.(a)                                          1,736,514
                                                                  ----------------
                                                                        87,340,242
-------------------------------------------------------------------------------------
Financial Services  6.8%
    24,300      Ambac Financial Group, Inc.                              1,329,453
   289,459      American Express Co.                                     8,411,679
    21,998      Bear, Stearns & Co., Inc.                                1,100,120
   312,011      Charles Schwab Corp.                                     3,588,127
 1,106,155      Citigroup, Inc.                                         44,799,277
    25,837      Countrywide Credit, Inc.                                 1,135,019
    18,919      Deluxe Corp.                                               653,462
    29,930      Equifax, Inc.                                              655,467
   152,732      Federal Home Loan Mortgage Corp.                         9,927,580
   219,134      Federal National Mortgage Association                   17,543,868
    38,700      Fiserv, Inc.(a)                                          1,323,540
    58,414      Franklin Resources, Inc.                                 2,025,213
    41,360      H&R Block, Inc.                                          1,594,842
   101,350      Household International Corp.                            5,714,113
    65,000      John Hancock Financial Services, Inc.                    2,596,750
    55,974      Lehman Brothers Holdings, Inc.                           3,182,122
   187,043(c)   MBNA Corp.                                               5,665,532
   186,134(c)   Merrill Lynch & Co., Inc.                                7,557,040
   244,036      Morgan Stanley Dean Witter & Co.                        11,311,069
    81,825      Paychex, Inc.                                            2,578,306
    47,900      Regions Financial Corp.                                  1,382,394
    48,900      Stilwell Financial, Inc.                                   953,550
    65,666      Synovus Financial Corp.                                  1,812,382
    25,400      T. Rowe Price Group, Inc.                                  744,220
    35,464      USA Education, Inc.                                      2,940,320
   191,787(c)   Washington Mutual, Inc.                                  7,379,964
                                                                  ----------------
                                                                       147,905,409
-------------------------------------------------------------------------------------
Foods  1.7%
   151,059      Archer-Daniels-Midland Co.                               1,901,833
    86,447(c)   Campbell Soup Co.                                        2,420,516
   118,943      ConAgra, Inc.                                            2,670,270

    14                                     See Notes to Financial Statements

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares          Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
    62,972      General Mills, Inc.                               $      2,865,226
    74,414      H.J. Heinz & Co.                                         3,136,550
    30,358(c)   Hershey Foods Corp.                                      1,984,502
    87,570(c)   Kellogg Co.                                              2,627,100
    69,877      Ralston Purina Co.                                       2,291,966
   174,486      Sara Lee Corp.                                           3,716,552
   144,680      Sysco Corp.                                              3,695,127
   126,635(c)   Unilever N.V.                                            6,840,823
    48,704      Wm. Wrigley Jr. Co.                                      2,498,515
                                                                  ----------------
                                                                        36,648,980
-------------------------------------------------------------------------------------
Forest Products  0.8%
    14,449      Boise Cascade Corp.                                        426,246
    47,930(c)   Georgia-Pacific Corp.                                    1,379,905
   103,784(c)   International Paper Co.                                  3,611,683
   117,016      Kimberly-Clark Corp.                                     7,254,992
    29,156      Louisiana-Pacific Corp.                                    189,514
    22,269      Mead Corp.                                                 616,406
    10,245      Temple- Inland, Inc.                                       486,535
    22,130      Westvaco Corp.                                             568,741
    48,300      Weyerhaeuser Co.                                         2,352,693
    25,480      Willamette Industries, Inc.                              1,146,345
                                                                  ----------------
                                                                        18,033,060
-------------------------------------------------------------------------------------
Gas Distribution  0.1%
    29,600      KeySpan Corp.                                              983,904
-------------------------------------------------------------------------------------
Gas Pipelines  0.7%
    34,697(c)   Cinergy Corp.                                            1,071,096
   113,204      El Paso Corp.                                            4,703,626
   166,306(c)   Enron Corp.                                              4,528,512
    24,000(c)   Kinder Morgan, Inc.                                      1,181,040
     5,832      Peoples Energy Corp.                                       231,880
    41,398      Sempra Energy                                            1,024,601
   109,692      Williams Companies, Inc.                                 2,994,592
                                                                  ----------------
                                                                        15,735,347

    See Notes to Financial Statements                                     15

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares          Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
Health Care  0.2%
    24,960(c)   Manor Care, Inc.(a)                               $        701,376
    63,176      McKesson HBOC, Inc.                                      2,387,421
    30,700      Quintiles Transnational Corp.(a)                           448,220
    13,500(c)   Wellpoint Health Networks, Inc.(a)                       1,473,525
                                                                  ----------------
                                                                         5,010,542
-------------------------------------------------------------------------------------
Hospital Management  0.8%
   116,631      HCA, Inc.                                                5,167,920
    84,549      Healthsouth Corp.(a)                                     1,374,767
    33,810      Humana, Inc.(a)                                            407,749
    66,110      IMS Health, Inc.                                         1,656,055
    71,048      Tenet Healthcare Corp.(a)                                4,238,013
    69,212(c)   United Health Group, Inc.                                4,602,598
                                                                  ----------------
                                                                        17,447,102
-------------------------------------------------------------------------------------
Housing Related  0.3%
    14,797      Centex Corp.                                               499,103
    43,100      Leggett & Platt, Inc.                                      840,450
   102,326(c)   Masco Corp.                                              2,091,543
    19,318      Maytag Corp.                                               475,995
    56,227(c)   Newell Rubbermaid, Inc.                                  1,276,915
    19,438(c)   Stanley Works                                              710,459
    12,240      Tupperware Corp.                                           244,066
    13,239(c)   Whirlpool Corp.                                            732,779
                                                                  ----------------
                                                                         6,871,310
-------------------------------------------------------------------------------------
Insurance  4.3%
    30,093(c)   Aetna, Inc.(a)                                             869,387
   113,200      AFLAC, Inc.                                              3,056,400
   159,408      Allstate Corp.                                           5,953,889
   575,838(c)   American International Group, Inc.                      44,915,364
    55,989(c)   Aon Corp.                                                2,351,538
    38,434      Chubb Corp.                                              2,744,572
    33,397      CIGNA Corp.                                              2,770,281
    34,614      Cincinnati Financial Corp.                               1,440,635
    71,160(c)   Conseco, Inc.(a)                                           516,622

    16                                     See Notes to Financial Statements

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares          Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
    52,653      Hartford Financial Services Group, Inc.           $      3,092,837
    32,986      Jefferson-Pilot Corp.                                    1,467,217
    40,130      Lincoln National Corp.                                   1,871,262
    61,070      Marsh & McLennan Companies, Inc.                         5,905,469
    32,958(c)   MBIA, Inc.                                               1,647,900
   163,500(c)   Metlife, Inc.                                            4,855,950
    24,120      MGIC Investment Corp.                                    1,576,001
    16,893(c)   Progressive Corp.                                        2,261,973
    29,029      SAFECO Corp.                                               880,449
    45,717      St. Paul Companies, Inc.                                 1,884,455
    28,315      Torchmark Corp.                                          1,104,285
    50,826(c)   UnumProvident Corp.                                      1,283,356
    17,000      Xl Capital Ltd                                           1,343,000
                                                                  ----------------
                                                                        93,792,842
-------------------------------------------------------------------------------------
Internet  0.1%
   122,000(c)   Yahoo!, Inc.(a)                                          1,074,820
-------------------------------------------------------------------------------------
Leisure  0.3%
    24,399      Brunswick Corp.                                            401,851
   128,200      Carnival Corp.                                           2,822,964
    23,724(c)   Harrah's Entertainment, Inc.(a)                            640,785
    33,154      Hasbro, Inc.                                               464,156
     3,000      International Game Tech., Inc.(a)                          127,500
    95,613      Mattel, Inc.(a)                                          1,497,300
                                                                  ----------------
                                                                         5,954,556
-------------------------------------------------------------------------------------
Lodging  0.1%
    84,021      Hilton Hotels Corp.                                        659,565
    52,552      Marriott International, Inc.                             1,755,237
                                                                  ----------------
                                                                         2,414,802
-------------------------------------------------------------------------------------
Machinery  0.6%
    76,128(c)   Caterpillar, Inc.                                        3,410,534
    22,120      Cooper Industries, Inc.                                    917,316
    50,740      Deere & Co.                                              1,908,331
    45,362(c)   Dover Corp.                                              1,365,850
    14,577      Eaton Corp.                                                863,104

    See Notes to Financial Statements                                     17

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares          Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
    36,195      Ingersoll-Rand Co.                                $      1,223,391
    17,282      PACCAR, Inc.                                               848,028
    24,192      Parker Hannifin Corp.                                      829,786
    12,042      Snap-On, Inc.                                              268,898
    40,402      Thermo Electron Corp.(a)                                   729,256
                                                                  ----------------
                                                                        12,364,494
-------------------------------------------------------------------------------------
Media  3.8%
   971,024      AOL Time Warner(a)                                      32,140,894
   130,738      Clear Channel Communications, Inc.(a)                    5,196,835
   206,620(c)   Comcast Corp.(a)                                         7,411,459
    24,240      Donnelley (R.R.) & Sons, Co.                               655,692
    19,804      Dow Jones & Co., Inc.                                      899,696
    57,989      Gannett Co., Inc.                                        3,485,719
    83,312(c)   Interpublic Group of Companies, Inc.                     1,699,565
    15,283(c)   Knight-Ridder, Inc.                                        853,556
    44,100      McGraw Hill Companies, Inc.                              2,566,620
    14,096      Meredith Corp.                                             452,904
    35,190      New York Times Co.                                       1,373,466
   458,013      The Walt Disney Co.                                      8,528,202
    68,027(c)   Tribune Co.                                              2,136,048
    43,600(c)   Univision Communications, Inc.(a)                        1,000,620
   395,652      Viacom, Inc.(a)                                         13,649,994
                                                                  ----------------
                                                                        82,051,270
-------------------------------------------------------------------------------------
Mineral Resources  0.2%
    90,824(c)   Barrick Gold Corp. (ADR) (Canada)                        1,575,797
    35,628      Freeport-McMoran Copper & Gold, Inc.(a)                    391,552
    47,684(c)   Homestake Mining Co.                                       443,461
    41,703      Inco Ltd.(a)                                               517,534
    47,197(c)   Newmont Mining Corp.                                     1,113,849
    18,130(c)   Phelps Dodge Corp.                                         498,575
    64,270      Placer Dome, Inc.                                          822,013
                                                                  ----------------
                                                                         5,362,781
-------------------------------------------------------------------------------------
Miscellaneous Basic Industry  6.5%
    41,700      American Power Conversion Corp.(a)                         487,056
    44,164      Applera Corp.-Applied Biosystems Group                   1,077,602

    18                                     See Notes to Financial Statements

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares          Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
   177,044      Applied Materials, Inc.(a)                        $      5,035,131
    63,300      Applied Micro Circuits Corp.(a)                            442,467
    67,300(c)   Calpine Corp.(a)                                         1,535,113
   184,759(c)   Cendant Corp.(a)                                         2,364,915
    42,700      Chiron Corp.(a)                                          1,894,599
    14,383      Crane Co.                                                  315,275
    32,900(c)   Danaher Corp.                                            1,552,222
    73,400      Dynegy, Inc.                                             2,543,310
    26,941      Ecolab, Inc.                                               978,767
    27,700      EOG Resources, Inc.                                        801,361
    35,908      Fortune Brands, Inc.                                     1,202,918
 2,181,872(c)   General Electric Co.                                    81,165,638
    20,474      Grainger (W.W.), Inc.                                      795,415
    66,400(c)   Harley-Davidson, Inc.                                    2,689,200
    67,168(c)   Illinois Tool Works, Inc.                                3,634,460
    20,786      ITT Industries, Inc.                                       931,213
    43,468      Loews Corp.                                              2,011,699
    10,661(c)   Millipore Corp.                                            564,393
    32,100      Nabors Industries, Inc.(a)                                 673,137
    39,567(c)   Omnicom Group, Inc.                                      2,567,898
    25,504(c)   Pall Corp.                                                 496,053
    15,600      Power-One, Inc.(a)                                          95,940
    35,574(c)   PPG Industries, Inc.                                     1,627,511
    38,400(c)   Robert Half International, Inc.                            768,384
    17,418(c)   Sealed Air Corp.(a)                                        635,583
    51,450(c)   Symbol Technologies, Inc.                                  539,711
    30,967      Textron, Inc.                                            1,040,801
    23,700(c)   TMP Worldwide, Inc.(a)                                     672,843
    28,849      TRW, Inc.                                                  860,277
   426,680(c)   Tyco International Ltd.                                 19,413,940
    45,600      Vitesse Semiconductor Corp.(a)                             353,400
                                                                  ----------------
                                                                       141,768,232
-------------------------------------------------------------------------------------
Miscellaneous Consumer Growth  0.6%
    12,598      American Greetings Corp.                                   166,798
    15,832      Black & Decker Corp.                                       493,958
   197,697(c)   Corning, Inc.(a)                                         1,743,688

    See Notes to Financial Statements                                     19

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares          Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
    65,265(c)   Eastman Kodak Co.                                 $      2,123,070
    86,699      Minnesota Mining & Manufacturing Co.                     8,531,182
                                                                  ----------------
                                                                        13,058,696
-------------------------------------------------------------------------------------
Office Equipment & Supplies  0.6%
    22,468      Avery Dennison Corp.                                     1,062,961
    36,900(c)   Cintas Corp.                                             1,487,070
   371,147      Compaq Computer Corp.                                    3,084,232
    28,252(c)   Lexmark International Group, Inc.(a)                     1,263,147
    68,100      Network Appliance, Inc.(a)                                 463,080
    66,800      Office Depot, Inc.(a)                                      908,480
    53,725      Pitney Bowes, Inc.                                       2,052,295
   102,850(c)   Staples, Inc.(a)                                         1,373,047
    72,290      Unisys Corp.(a)                                            626,031
   154,098      Xerox Corp.                                              1,194,260
                                                                  ----------------
                                                                        13,514,603
-------------------------------------------------------------------------------------
Petroleum  5.8%
    19,478      Amerada Hess Corp.                                       1,236,853
    53,918(c)   Anadarko Petroleum Corp.                                 2,592,377
    26,987(c)   Apache Corp.                                             1,160,441
    17,145      Ashland Oil, Inc.                                          660,940
    48,182(c)   Burlington Resources, Inc.                               1,648,306
   141,562(c)   Chevron Corp.                                           11,997,379
    30,100(c)   Devon Energy Corp.                                       1,035,440
 1,515,814      Exxon Mobil Corp.                                       59,723,072
    20,759      Kerr-McGee Corp.                                         1,077,600
    81,438      Occidental Petroleum Corp.                               1,982,201
    82,616      Phillips Petroleum Co.                                   4,456,307
   470,731      Royal Dutch Petroleum Co.                               23,654,233
    17,914(c)   Sunoco, Inc.                                               637,738
   120,946      Texaco, Inc.                                             7,861,490
    67,863      Transocean Sedco Forex, Inc.                             1,791,583
    55,039(c)   Unocal Corp.                                             1,788,768
    70,360      USX- Marathon Group                                      1,882,130
                                                                  ----------------
                                                                       125,186,858

    20                                     See Notes to Financial Statements

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares          Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
Petroleum Services  0.7%
    74,579(c)   Baker Hughes, Inc.                                $      2,159,062
   136,450(c)   Conoco, Inc.                                             3,457,643
    92,111      Halliburton Co.                                          2,077,103
     9,310      McDermott International, Inc.(a)                            76,808
    28,400      Noble Drilling Corp.(a)                                    681,600
    87,452      PG&E Corp.                                               1,329,270
    23,810      Rowan Companies, Inc.(a)                                   294,768
   126,021(c)   Schlumberger Ltd.                                        5,759,160
                                                                  ----------------
                                                                        15,835,414
-------------------------------------------------------------------------------------
Railroads  0.4%
    83,023      Burlington Northern Santa Fe Corp.                       2,220,865
    44,903      CSX Corp.                                                1,414,445
    87,511      Norfolk Southern Corp.                                   1,410,677
    55,729(c)   Union Pacific Corp.                                      2,613,690
                                                                  ----------------
                                                                         7,659,677
-------------------------------------------------------------------------------------
Real Estate Investment Trust  0.1%
    45,000(c)   Starwood Hotels & Resorts Worldwide, Inc.                  990,000
-------------------------------------------------------------------------------------
Restaurants  0.5%
    24,902      Darden Restaurants, Inc.                                   653,678
   288,130      McDonald's Corp.                                         7,819,848
    82,600(c)   Starbucks Corp.(a)                                       1,225,784
    32,966      Tricon Global Restaurants, Inc.(a)                       1,292,927
    23,079(c)   Wendy's International, Inc.                                615,055
                                                                  ----------------
                                                                        11,607,292
-------------------------------------------------------------------------------------
Retail  6.4%
    88,613      Albertson's, Inc.                                        2,824,982
    24,600(c)   AutoZone, Inc.(a)                                        1,275,756
    65,200      Bed Bath & Beyond, Inc.(a)                               1,659,992
    47,600(c)   Best Buy Co., Inc.(a)                                    2,163,420
    32,724      Big Lots, Inc.(a)                                          271,282
    50,478      Circuit City Stores, Inc.                                  605,736
   100,808      Costco Wholesale Corp.(a)                                3,584,732

    See Notes to Financial Statements                                     21

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares          Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
    87,296      CVS Corp.                                         $      2,898,227
    27,523      Dillards, Inc.                                             362,478
    74,050(c)   Dollar General Corp.                                       866,385
    30,000      Family Dollar Stores, Inc.                                 825,600
    42,575      Federated Department Stores, Inc.(a)                     1,200,615
   188,513      Gap, Inc.                                                2,252,730
   510,684      Home Depot, Inc.                                        19,594,945
    57,584      J.C. Penney Co., Inc.                                    1,261,090
   102,757(c)   Kmart Corp.(a)                                             718,271
    72,600      Kohl's Corp.(a)                                          3,484,800
   174,534(c)   Kroger Co.(a)                                            4,300,518
    99,122      Limited, Inc.                                              941,659
    10,396(c)   Liz Claiborne, Inc.                                        391,929
   168,048      Lowe's Companies, Inc.                                   5,318,719
    65,571      May Department Stores Co.                                1,902,870
    57,638      Nike, Inc.                                               2,698,035
    29,700      Nordstrom, Inc.                                            429,165
    43,554      Radioshack Corp.                                         1,056,185
    19,149      Reebok International Ltd.(a)                               396,384
   112,200      Safeway, Inc.(a)                                         4,456,584
    72,096(c)   Sears, Roebuck & Co.                                     2,497,405
    36,316      Sherwin-Williams Co.                                       806,942
    32,212      Supervalu, Inc.                                            651,649
   196,282      Target Corp.                                             6,231,954
    30,000      Tiffany & Co.                                              649,500
    63,016(c)   TJX Companies, Inc.                                      2,073,226
    42,207      Toys 'R' Us, Inc.(a)                                       727,227
   982,326      Wal-Mart Stores, Inc.                                   48,625,137
   224,078      Walgreen Co.                                             7,715,006
    26,940      Winn-Dixie Stores, Inc.                                    308,463
                                                                  ----------------
                                                                       138,029,598
-------------------------------------------------------------------------------------
Rubber  0.1%
    11,588      Cooper Tire & Rubber Co.                                   165,013
    21,899      Goodrich Corp.                                             426,592
    33,571      Goodyear Tire & Rubber Co.                                 618,714
                                                                  ----------------
                                                                         1,210,319

    22                                     See Notes to Financial Statements

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares          Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
Steel - Producers  0.1%
    24,418      Allegheny Technologies, Inc.                      $        325,492
    18,428      Nucor Corp.                                                731,591
    17,809(c)   USX - U.S. Steel Group                                     248,970
    13,408      Worthington Industries, Inc.                               150,840
                                                                  ----------------
                                                                         1,456,893
-------------------------------------------------------------------------------------
Telecommunications  3.0%
   170,400      ADC Telecommunications, Inc.(a)                            594,696
    67,534      Alltel Corp.                                             3,913,595
    20,422      Andrew Corp.(a)                                            371,272
   558,654      AT&T Wireless Services, Inc.(a)                          8,346,291
    68,455      Avaya, Inc.(a)                                             677,704
    58,400(c)   Broadcom Corp.(a)                                        1,185,520
    29,850      CenturyTel, Inc.                                           999,975
    20,000      CIENA Corp.(a)                                             205,800
    60,900(c)   Citizens Communications Co.(a)                             572,460
    37,900      Comverse Technology, Inc.(a)                               776,192
   205,156(c)   Global Crossing Ltd.(a)                                    369,281
   292,700(c)   JDS Uniphase Corp.(a)                                    1,849,864
   748,567(c)   Lucent Technologies, Inc.                                4,289,289
   172,940(c)   Nextel Communications, Inc.(a)                           1,497,660
   707,560      Nortel Networks Corp.                                    3,969,412
   167,600      Qualcomm, Inc.(a)                                        7,967,704
   366,636      Qwest Communications International, Inc.                 6,122,821
    36,876      Scientific- Atlanta, Inc.                                  647,174
   192,584(c)   Sprint Corp. (FON Group)                                 4,623,942
   207,892(c)   Sprint Corp. (PCS Group)(a)                              5,465,481
    92,794      Tellabs, Inc.(a)                                           916,805
   635,900      WorldCom, Inc.(a)                                        9,563,936
                                                                  ----------------
                                                                        64,926,874
-------------------------------------------------------------------------------------
Textiles
     7,040      National Service Industries, Inc.                          145,376
    24,234      V.F. Corp.                                                 709,329
                                                                  ----------------
                                                                           854,705
-------------------------------------------------------------------------------------
Tobacco  1.1%
   484,179      Philip Morris Companies, Inc.                           23,381,004
    32,599(c)   UST, Inc.                                                1,082,287
                                                                  ----------------
                                                                        24,463,291

    See Notes to Financial Statements                                     23

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares          Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
Travel Services
    29,141(c)   Sabre Holdings Corp.(a)                           $        779,230
-------------------------------------------------------------------------------------
Trucking & Shipping  0.1%
    66,816      FedEx Corp.(a)                                           2,455,488
    11,221      Ryder System, Inc.                                         224,308
                                                                  ----------------
                                                                         2,679,796
-------------------------------------------------------------------------------------
Utility Communications  4.6%
   756,730(c)   AT&T Corp.                                              14,604,889
   410,756      BellSouth Corp.                                         17,066,912
   738,801      SBC Communications, Inc.                                34,812,303
   595,333      Verizon Communications, Inc.                            32,213,469
                                                                  ----------------
                                                                        98,697,573
-------------------------------------------------------------------------------------
Utilities - Electric  2.4%
   117,100(c)   AES Corp.(a)                                             1,501,222
    27,600      Allegheny Energy, Inc.                                   1,012,920
    29,269(c)   Ameren Corp.                                             1,123,930
    71,691      American Electric Power Co., Inc.                        3,099,202
    28,100      CMS Energy Corp.                                           562,000
    45,251(c)   Consolidated Edison, Inc.                                1,842,621
    35,629      Constellation Energy Group, Inc.                           862,222
    53,752      Dominion Resources, Inc.                                 3,190,181
    36,587      DTE Energy Co.                                           1,575,070
   168,062      Duke Energy Corp.                                        6,361,147
    72,962      Edison International                                       960,180
    49,815      Entergy Corp.                                            1,771,421
    70,828      Exelon Corp.                                             3,158,929
    47,777      FirstEnergy Corp.                                        1,717,583
    38,036      FPL Group, Inc.                                          2,036,828
    27,328      GPU, Inc.                                                1,102,958
    75,599      Mirant Corp.(a)                                          1,655,618
    33,524      Niagara Mohawk Holdings, Inc.(a)                           568,902
    46,400      NiSource, Inc.                                           1,081,584
    20,000      Pinnacle West Capital Corp.                                794,000
    33,226(c)   PPL Corp.                                                1,083,168
    70,958      Progress Energy, Inc.                                    2,127,366

    24                                     See Notes to Financial Statements

       Prudential Index Series Fund     Prudential Stock Index Fund
             Portfolio of Investments as of September 30, 2001 Cont'd.

Shares          Description                                       Value (Note 1)
----------------------------------------------------------------------------------------
    44,197      Public Service Enterprise Group, Inc.             $      1,880,582
    65,779      Reliant Energy, Inc.                                     1,731,303
   152,915      Southern Co.                                             3,666,902
    57,514      TXU Corp.                                                2,664,049
    74,983(c)   Xcel Energy, Inc.                                        2,110,771
                                                                  ----------------
                                                                        51,242,659
-------------------------------------------------------------------------------------
Waste Management  0.2%
    48,600      Allied Waste Industries, Inc.(a)                           619,650
   138,513      Waste Management, Inc.                                   3,703,838
                                                                  ----------------
                                                                         4,323,488
                                                                  ----------------
                Total common stocks (cost $2,191,791,055)            2,070,671,421
                                                                  ----------------
SHORT-TERM INVESTMENTS  17.7%
Investment Companies  17.3%
  374,878,566(d)     Prudential Core Investment Fund--
                      Taxable Money Market Series                       374,878,566
                                                                   ----------------
Principal
Amount
(000)
-------------------------------------------------------------------------------------
U.S. Government Securities  0.4%
$         8,261(b)   United States Treasury Bills
                      2.13%, 12/20/01                                     8,260,713
                                                                   ----------------
                     Total short-term investments (cost
                      $383,139,279)                                     383,139,279
                                                                   ----------------
                     Total Investments  113.3%
                      (cost $2,574,930,334; Note 4)                   2,453,810,701
                     Liabilities in excess of other
                      assets  (13.3%)                                  (286,509,228)
                                                                   ----------------
                     Net Assets  100%                              $  2,167,301,473
                                                                   ----------------
                                                                   ----------------

------------------------------
ADR--American Depository Receipt.
N.V.--Naamloze Vennootschap (Dutch Corporation).
(a) Non-income producing security.
(b) Pledged as initial margin for financial contracts.
(c) Portion of securities on loan with an aggregate market value of $299,356,908; cash collateral of $303,647,440 was received with which the Fund purchased securities.
(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

    See Notes to Financial Statements                                     25

       Prudential Index Series Fund     Prudential Stock Index Fund
             Statement of Assets and Liabilities

                                                                September 30, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments, at value including collateral for securities
   on loan of $303,647,440 (cost $2,574,930,334)                  $2,453,810,701
Receivable for Fund shares sold                                       14,385,970
Receivable for investments sold                                        4,299,402
Dividends and interest receivable                                      2,314,178
Due from broker-variation margin                                       1,701,300
Receivable for securities lending                                        872,151
Due from manager                                                         215,364
Prepaid expenses                                                          17,742
                                                                ------------------
      Total assets                                                 2,477,616,808
                                                                ------------------
LIABILITIES
Payable to custodian                                                      72,020
Payable to broker for collateral for securities on loan              303,647,440
Payable for Fund shares reacquired                                     4,486,156
Securities lending rebate payable                                        769,310
Payable for investments purchased                                        723,815
Accrued expenses                                                         507,647
Distribution fee payable                                                 108,947
                                                                ------------------
      Total liabilities                                              310,315,335
                                                                ------------------
NET ASSETS                                                        $2,167,301,473
                                                                ------------------
                                                                ------------------
Net assets were comprised of:
   Common stock, at par                                           $       92,815
   Paid-in capital in excess of par                                2,327,761,091
                                                                ------------------
                                                                   2,327,853,906
   Undistributed net investment income                                19,301,796
   Accumulated net realized loss on investments                      (58,345,721)
   Net unrealized depreciation on investments                       (121,508,508)
                                                                ------------------
Net assets, September 30, 2001                                    $2,167,301,473
                                                                ------------------
                                                                ------------------

    26                                     See Notes to Financial Statements

       Prudential Index Series Fund     Prudential Stock Index Fund
             Statement of Assets and Liabilities Cont'd.

                                                                September 30, 2001
----------------------------------------------------------------------------------------
Class A:
   Net asset value, offering and redemption price per share
      ($41,197,785 / 1,768,445 shares of beneficial
      interest issued and outstanding)                                    $23.30
                                                                ------------------
                                                                ------------------
Class B:
   Net asset value, offering and redemption price per share
      ($76,668,533 / 3,324,957 shares of beneficial
      interest issued and outstanding)                                    $23.06
                                                                ------------------
                                                                ------------------
Class C:
   Net asset value and redemption price per share
      ($43,486,559 / 1,885,428 shares of beneficial
      interest issued and outstanding)                                    $23.06
   Sales charge (1% of offering price)                                       .23
   Offering price to public                                               $23.29
                                                                ------------------
                                                                ------------------
Class Z:
   Net asset value, offering and redemption price per share
      ($794,954,020 / 34,039,239 shares of beneficial
      interest issued and outstanding)                                    $23.35
                                                                ------------------
                                                                ------------------
Class I:
   Net asset value, offering and redemption price per share
      ($1,210,994,576 / 51,796,778 shares of beneficial
      interest issued and outstanding)                                    $23.38
                                                                ------------------
                                                                ------------------

    See Notes to Financial Statements                                     27

       Prudential Index Series Fund     Prudential Stock Index Fund
             Statement of Operations

                                                                       Year
                                                                      Ended
                                                                September 30, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $141,465)       $   30,213,707
   Interest                                                            5,404,325
   Income from securities loaned, net                                    574,497
                                                                ------------------
      Total income                                                    36,192,529
                                                                ------------------
Expenses
   Management fee                                                      7,552,292
   Distribution fee--Class A                                              94,439
   Distribution fee--Class B                                             786,944
   Distribution fee--Class C                                             412,297
   Transfer agent fee--Class A                                            37,200
   Transfer agent fee--Class B                                           149,700
   Transfer agent fee--Class C                                            38,700
   Transfer agent fee--Class Z                                         1,197,300
   Transfer agent fee--Class I                                               200
   Reports to shareholders                                               525,000
   Registration fees                                                     360,000
   Custodian's fees and expenses                                         250,000
   Legal fees and expenses                                                40,000
   Trustees' fees and expenses                                            28,000
   Audit fee                                                              15,000
   Miscellaneous                                                          87,047
                                                                ------------------
    Total expenses                                                    11,574,119
Less: Expense subsidy (Note 2)                                        (1,658,653)
                                                                ------------------
    Net expenses                                                       9,915,466
                                                                ------------------
Net investment income                                                 26,277,063
                                                                ------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
   Investment transactions                                           (22,049,394)
   Financial futures contracts                                       (36,840,393)
                                                                ------------------
                                                                     (58,889,787)
                                                                ------------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                      (725,112,873)
   Financial futures contracts                                         3,531,591
                                                                ------------------
                                                                    (721,581,282)
                                                                ------------------
Net loss on investments                                             (780,471,069)
                                                                ------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ (754,194,006)
                                                                ------------------
                                                                ------------------

    28                                     See Notes to Financial Statements

       Prudential Index Series Fund     Prudential Stock Index Fund
             Statement of Changes in Net Assets

                                                     Year Ended September 30,
                                                ----------------------------------
                                                     2001               2000
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                        $    26,277,063    $    23,204,067
   Net realized gain (loss) on investment and
      foreign currency transactions                 (58,889,787)         2,368,889
   Net change in unrealized
      appreciation/depreciation on
      investments and foreign currencies           (721,581,282)       218,068,243
                                                ---------------    ---------------
   Net increase (decrease) in net assets
      resulting from operations                    (754,194,006)       243,641,199
                                                ---------------    ---------------
Dividends and distributions (Note 1):
   Dividends from net investment income
      Class A                                          (202,548)                --
      Class B                                          (209,669)                --
      Class C                                          (115,025)                --
      Class Z                                        (8,413,201)        (9,917,456)
      Class I                                       (15,320,436)       (12,228,311)
                                                ---------------    ---------------
                                                    (24,260,879)       (22,145,767)
                                                ---------------    ---------------
   Distributions from net realized gains
      Class A                                              (450)                --
      Class B                                            (1,143)                --
      Class C                                              (579)                --
      Class Z                                           (14,602)       (10,541,195)
      Class I                                           (24,013)       (11,809,055)
                                                ---------------    ---------------
                                                        (40,787)       (22,350,250)
                                                ---------------    ---------------
Fund share transactions (net of conversions)
   (Note 5):
   Net proceeds from shares sold                  1,175,005,354      2,247,574,001
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                  21,168,640         44,452,564
   Cost of shares reacquired                       (880,790,998)    (1,746,552,891)
                                                ---------------    ---------------
   Net increase in net assets from Fund share
      transactions                                  315,382,996        545,473,674
                                                ---------------    ---------------
Net increase (decrease)                            (463,112,676)       744,618,856
NET ASSETS
Beginning of year                                 2,630,414,149      1,885,795,293
                                                ---------------    ---------------
End of year(a)                                  $ 2,167,301,473    $ 2,630,414,149
                                                ---------------    ---------------
                                                ---------------    ---------------
---------------
(a) Includes undistributed net investment
    income of:                                  $    19,301,796    $    17,285,612
                                                ---------------    ---------------
                                                ---------------    ---------------

    See Notes to Financial Statements                                     29

       Prudential Index Series Fund     Prudential Stock Index Fund
             Notes to Financial Statements

      The Prudential Index Series Fund (the 'Company') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Company was established as a Delaware business trust on May 11, 1992 and currently consists of one separate fund, which is the Prudential Stock Index Fund (the 'Fund'). Investment operations of the Fund commenced on November 5, 1992. The Fund's investment objective is to provide investment results that correspond to the price and yield performance of Standard & Poor's 500 Composite Stock Price Index.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund.

      Securities Valuation:    Securities, including options, warrants, futures
contracts and options thereon, for which the primary market is on a national securities exchange, commodities exchange or board of trade or Nasdaq are valued at the last sale price on such exchange or board of trade on the date of valuation or, if there were no sales on such day, at the mean between the closing bid and asked prices quoted on such day or at the bid price in the absence of an asked price.

      Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued by a principal market maker or independent pricing agent.

      U.S. Government securities for which market quotations are available shall be valued at a price provided by an independent broker/dealer or pricing service.

      Securities for which reliable market quotations are not available or for which a pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the manager or subadviser, does not represent fair value, are valued by the Valuation Committee or Board of Trustees in consultation with the manager or the subadviser.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements, it is the Company's policy that its custodian or designated subcustodians, under triparty repurchase agreements, as the case may be take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      All securities are priced as of 4:15 p.m., New York time.

       Prudential Index Series Fund     Prudential Stock Index Fund
             Notes to Financial Statements Cont'd.

      Foreign Currency Translation: The books and records of the Company are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities - at the closing daily rates of exchange.

      (ii) purchases and sales of investment securities, income and expenses - at the rate of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the year. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

      Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of net unrealized appreciation on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss) (other than distribution and transfer agent fees) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the
                                                                          31

       Prudential Index Series Fund     Prudential Stock Index Fund
             Notes to Financial Statements Cont'd.

day. Transfer agent fees are allocated based on shareholder activity and number of accounts for each class.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

      The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value. Under a variety of circumstances, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying assets.

      Securities Lending:    The Fund may lend its portfolio securities to
broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. Prudential Securities Incorporated ('PSI') is the securities lending agent for the Fund. PSI is an indirect, wholly-owned subsidiary of The Prudential Insurance Company of America ('Prudential'). For the year ended September 30, 2001, PSI has been compensated in the amount of $148,068 for these services.

       Prudential Index Series Fund     Prudential Stock Index Fund
             Notes to Financial Statements Cont'd.

      Dividends and Distributions:    The Fund will declare and distribute its
net investment income and net capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Taxes:    It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'), formerly known as The Prudential Investment Corporation. PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, the subadviser is obligated to keep certain books and records of the Fund. PIFM pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .30 of 1% of the average daily net assets of the Fund.

      PIFM has contractually agreed to reimburse the Fund for certain operating expenses, so that total operating expenses do not exceed .65%, 1.40%, 1.37%,
 .40% and .30% of the average daily net assets for Class A, Class B, Class C, Class Z and Class I shares, respectively. For the year ended September 30, 2001, PIFM subsidized $1,658,653 of the expenses of the Fund (.05%, .14%, .08%, .08% and .05% of the average daily net assets of the Class A, Class B, Class C, Class Z and Class I shares, respectively; $.0108, $.0337, $.0165, $.0221 and $.0144 per Class A, Class B, Class C, Class Z and Class I shares, respectively).

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C, Class Z and Class I shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of
                                                                          33

       Prudential Index Series Fund     Prudential Stock Index Fund
             Notes to Financial Statements Cont'd.

distribution, (the 'Class A, B and C plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z and Class I shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, for the year ended ended September 30, 2001.

      PIMS has advised the Fund that it received approximately $270,700 in front-end sales charges resulting from sales of Class C shares during the year ended September 30, 2001. From these fees, PIMS paid such sales charges to dealers which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the year ended ended September 30, 2001, they received approximately $189,800 and $41,300 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIM, PIFM and PIMS are indirect, wholly-owned subsidiaries of Prudential. Effective November 1, 2001, PIFM's name will change to Prudential Investments LLC.

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $500 million. Interest on any such borrowings will be at market rates. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 7, 2002. Prior to March 9, 2001, the maximum commitment was $1 billion and the commitment fee was .080 of 1% of the unused portion of the credit facility. Effective September 14, 2001, the commitment under the SCA was increased to $930 million through December 31, 2001. Effective January 1, 2002, the commitment will be reduced to $500 million. All other terms and conditions are unchanged. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Fund did not borrow any amount pursuant to the SCA during the year ended September 30, 2001.

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect wholly owned subsidiary of Prudential, serves as the Company's transfer agent. During the year ended September 30, 2001, the Fund incurred fees of approximately $32,000, $123,300, $36,200, $1,170,600 and $100 for the Class A,
Class B,

       Prudential Index Series Fund     Prudential Stock Index Fund
             Notes to Financial Statements Cont'd.

Class C, Class Z and Class I shares, respectively, for the services of PMFS. As of September 30, 2001, approximately $1,700, $11,600, $3,800, $83,500 and $10 for the Class A, Class B, Class C, Class Z and Class I shares, respectively, of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities, excluding short-term investments, for the year ended ended September 30, 2001 aggregated $361,948,489 and $72,079,619, respectively.

      On September 30, 2001, the Fund held 321 long financial futures contracts on the S&P 500 Index which expire in December 2001. The cost of such contracts was $84,145,800. The value of such contracts on September 30, 2001 was $83,756,925, thereby resulting in an unrealized loss of $388,875.

      The cost basis of investments for federal income tax purposes was $2,578,670,481 and, accordingly, as of September 30, 2001, net unrealized depreciation for federal income tax purposes was $123,556,562 (gross unrealized appreciation--$293,319,856; gross unrealized depreciation--$416,876,418).

      The Fund will elect for United States Federal income tax purposes, to treat net capital losses of approximately $15,011,000 and $39,411,000 as short-term and long-term, respectively, as incurred in the eleven months ended September 30, 2001 as having been incurred in the following fiscal year.

      For federal income tax purposes, the Fund has a capital loss carryforward as of September 30, 2001 of approximately $1,876,000 which expires in 2009. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of this amount.

Note 5. Capital
The Fund offers Class A, Class B, Class C, Class Z and Class I shares. Class A, Class Z and Class I shares were not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Effective October 29, 2001, Class A shares are subject to a front-end sales charge of up to 3.25%.
                                                                          35

       Prudential Index Series Fund     Prudential Stock Index Fund
             Notes to Financial Statements Cont'd.

      The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value divided into five classes, designated Class A, Class B, Class C, Class Z and Class I. As of September 30, 2001, Prudential owned 406,393 Class A shares and 1,485 Class Z shares. Transactions in shares of beneficial interest were as follows:

Class A                                                    Shares            Amount
------------------------------------------------------  -------------    ---------------
Year ended September 30, 2001:
Shares sold                                                 1,086,436    $    29,912,004
Shares issued in reinvestment of dividends and
  distributions                                                 6,524            195,933
Shares reacquired                                            (407,986)       (11,107,261)
                                                        -------------    ---------------
Net increase (decrease) in shares outstanding before
  conversion                                                  684,974         19,000,676
Shares issued upon conversion from Class B                    134,269          3,700,395
                                                        -------------    ---------------
Net increase (decrease) in shares outstanding                 819,243    $    22,701,071
                                                        -------------    ---------------
                                                        -------------    ---------------
November 18, 1999(a) through September 30, 2000:
Shares sold                                                 1,101,670    $    34,348,468
Shares reacquired                                            (248,733)        (8,027,233)
                                                        -------------    ---------------
Net increase (decrease) in shares outstanding before
  conversion                                                  852,937         26,321,235
Shares issued upon conversion from Class B                     96,265          3,119,670
                                                        -------------    ---------------
Net increase (decrease) in shares outstanding                 949,202    $    29,440,905
                                                        -------------    ---------------
                                                        -------------    ---------------
Class B
------------------------------------------------------
Year ended September 30, 2001:
Shares sold                                                 1,810,719    $    50,590,434
Shares issued in reinvestment of dividends and
  distributions                                                 6,749            201,863
Shares reacquired                                            (583,723)       (15,886,835)
                                                        -------------    ---------------
Net increase (decrease) in shares outstanding before
  conversion                                                1,233,745         34,905,462
Shares reacquired upon conversion into Class A               (135,204)        (3,700,395)
                                                        -------------    ---------------
Net increase (decrease) in shares outstanding               1,098,541    $    31,205,067
                                                        -------------    ---------------
                                                        -------------    ---------------
November 18, 1999(a) through September 30, 2000:
Shares sold                                                 2,567,091    $    81,736,917
Shares reacquired                                            (243,963)        (7,774,669)
                                                        -------------    ---------------
Net increase (decrease) in shares outstanding before
  conversion                                                2,323,128         73,962,248
Shares reacquired upon conversion into Class A                (96,712)        (3,119,670)
                                                        -------------    ---------------
Net increase (decrease) in shares outstanding               2,226,416    $    70,842,578
                                                        -------------    ---------------
                                                        -------------    ---------------
Class C
------------------------------------------------------
Year ended September 30, 2001:
Shares sold                                                 1,233,748    $    34,476,006
Shares issued in reinvestment of dividends and
  distributions                                                 3,795            113,517
Shares reacquired                                            (366,603)        (9,928,777)
                                                        -------------    ---------------
Net increase (decrease) in shares outstanding                 870,940    $    24,660,746
                                                        -------------    ---------------
                                                        -------------    ---------------
November 18, 1999(a) through September 30, 2000:
Shares sold                                                 1,154,104    $    36,799,201
Shares reacquired                                            (139,616)        (4,488,164)
                                                        -------------    ---------------
Net increase (decrease) in shares outstanding               1,014,488    $    32,311,037
                                                        -------------    ---------------
                                                        -------------    ---------------
------------------------------
(a) Commencement of offering of Class A, Class B and Class C shares.

       Prudential Index Series Fund     Prudential Stock Index Fund
             Notes to Financial Statements Cont'd.

Class Z                                                    Shares            Amount
------------------------------------------------------  -------------    ---------------
Year ended September 30, 2001:
Shares sold                                                15,145,113    $   424,998,576
Shares issued in reinvestment of dividends and
  distributions                                               279,898          8,410,944
Shares reacquired                                         (12,372,172)      (345,864,262)
                                                        -------------    ---------------
Net increase (decrease) in shares outstanding               3,052,839    $    87,545,258
                                                        -------------    ---------------
                                                        -------------    ---------------
Year ended September 30, 2000:
Shares sold                                                33,137,817    $ 1,049,462,337
Shares issued in reinvestment of dividends and
  distributions                                               653,914         20,415,201
Shares reacquired                                         (32,730,083)    (1,041,794,333)
                                                        -------------    ---------------
Net increase (decrease) in shares outstanding               1,061,648    $    28,083,205
                                                        -------------    ---------------
                                                        -------------    ---------------
Class I
------------------------------------------------------
Year ended September 30, 2001:
Shares sold                                                22,488,407    $   635,028,334
Shares issued in reinvestment of dividends and
  distributions                                               407,398         12,246,383
Shares reacquired                                         (17,781,129)      (498,003,863)
                                                        -------------    ---------------
Net increase (decrease) in shares outstanding               5,114,676    $   149,270,854
                                                        -------------    ---------------
                                                        -------------    ---------------
Year ended September 30, 2000:
Shares sold                                                32,197,763    $ 1,045,227,078
Shares issued in reinvestment of dividends and
  distributions                                               769,688         24,037,363
Shares reacquired                                         (21,435,302)      (684,468,492)
                                                        -------------    ---------------
Net increase (decrease) in shares outstanding              11,532,149    $   384,795,949
                                                        -------------    ---------------
                                                        -------------    ---------------

                                                                          37

       Prudential Index Series Fund     Prudential Stock Index Fund
                        Financial
                            Highlights

' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '

       Prudential Index Series Fund     Prudential Stock Index Fund
             Financial Highlights

                                                           Class A
                                         --------------------------------------------
                                                Year             November 18, 1999(d)
                                               Ended                   Through
                                         September 30, 2001       September 30, 2000
-------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period          $  32.06                 $  31.53
                                              --------                 --------
Income from investment operations:
Net investment income(a)                           .21                      .12
Net realized and unrealized gain
   (loss) on investment transactions             (8.76)                     .41
                                              --------                 --------
      Total from investment
      operations                                 (8.55)                     .53
                                              --------                 --------
Less distributions:
Dividends from net investment income              (.21)                      --
Distributions from net realized
   gains                                            --(e)                    --
                                              --------                 --------
      Total distributions                         (.21)                      --
                                              --------                 --------
Net asset value, end of period                $  23.30                 $  32.06
                                              --------                 --------
                                              --------                 --------
TOTAL RETURN(b)                                 (26.81)%                   1.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)               $ 41,198                 $ 30,432
Average net assets (000)                      $ 37,775                 $ 19,055
Ratios to average net assets:(a)
   Expenses, including distribution
      and service (12b-1) fees                     .65%                     .65%(c)
   Expenses, excluding distribution
      and service (12b-1) fees                     .40%                     .40%(c)
   Net investment income                           .79%                     .72%(c)
   Portfolio turnover rate                           3%                       2%

------------------------------
(a) Net of expense subsidy.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year is not annualized. Total return includes the effect of expense subsidies.
(c) Annualized.
(d) Commencement of offering of Class A shares.
(e) Less than $.005 per share.

    See Notes to Financial Statements                                     39

       Prudential Index Series Fund     Prudential Stock Index Fund
             Financial Highlights Cont'd.

                                                           Class B
                                         --------------------------------------------
                                                Year             November 18, 1999(d)
                                               Ended                   Through
                                         September 30, 2001       September 30, 2000
-------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period          $  31.85                 $  31.53
                                              --------                 --------
Income from investment operations:
Net investment income (loss)(a)                    .04                     (.01)
Net realized and unrealized gain
   (loss) on investment transactions             (8.74)                     .33
                                              --------                 --------
      Total from investment
      operations                                 (8.70)                     .32
                                              --------                 --------
Less distributions:
Dividends from net investment income              (.09)                      --
Distributions from net realized
   gains                                            --(e)                    --
                                              --------                 --------
      Total distributions                         (.09)                      --
                                              --------                 --------
Net asset value, end of period                $  23.06                 $  31.85
                                              --------                 --------
                                              --------                 --------
TOTAL RETURN(b)                                 (27.39)%                   1.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)               $ 76,668                 $ 70,903
Average net assets (000)                      $ 78,694                 $ 42,919
Ratios to average net assets:(a)
   Expenses, including distribution
      and service (12b-1) fees                    1.40%                    1.40%(c)
   Expenses, excluding distribution
      and service (12b-1) fees                     .40%                     .40%(c)
   Net investment income (loss)                    .05%                    (.05)%(c)
   Portfolio turnover rate                           3%                       2%

------------------------------
(a) Net of expense subsidy.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year is not annualized. Total return includes the effect of expense subsidies.
(c) Annualized.
(d) Commencement of offering of Class B shares.
(e) Less than $.005 per share.

    40                                     See Notes to Financial Statements

       Prudential Index Series Fund     Prudential Stock Index Fund
             Financial Highlights Cont'd.

                                                           Class C
                                         --------------------------------------------
                                                Year             November 18, 1999(d)
                                               Ended                   Through
                                         September 30, 2001       September 30, 2000
-------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period          $  31.85                 $  31.53
                                              --------                 --------
Income from investment operations:
Net investment income(a)                           .05                       --(e)
Net realized and unrealized gain
(loss) on investment transactions                (8.75)                     .32
                                              --------                 --------
      Total from investment
      operations                                 (8.70)                     .32
                                              --------                 --------
Less distributions:
Dividends from net investment income              (.09)                      --
Distributions from net realized
gains                                               --(e)                    --
                                              --------                 --------
      Total distributions                         (.09)                      --
                                              --------                 --------
Net asset value, end of period                $  23.06                 $  31.85
                                              --------                 --------
                                              --------                 --------
TOTAL RETURN(b)                                 (27.37)%                   1.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)               $ 43,487                 $ 32,308
Average net assets (000)                      $ 41,230                 $ 20,854
Ratios to average net assets:(a)
   Expenses, including distribution
      and service (12b-1) fees                    1.37%                    1.37%(c)
   Expenses, excluding distribution
      and service (12b-1) fees                     .37%                     .37%(c)
   Net investment income (loss)                    .09%                    (.01)%(c)
   Portfolio turnover rate                           3%                       2%

------------------------------
(a) Net of expense subsidy.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year is not annualized. Total return includes the effect of expense subsidies.
(c) Annualized.
(d) Commencement of offering of Class C shares.
(e) Less than $.005 per share.

    See Notes to Financial Statements                                     41

       Prudential Index Series Fund     Prudential Stock Index Fund
             Financial Highlights Cont'd.

                                                                      Class Z
                                                                 -----------------
                                                                    Year Ended
                                                                   September 30,
                                                                       2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                   $   32.12
                                                                 -----------------
Income from investment operations:
Net investment income(a)                                                   .28
Net realized and unrealized gain (loss) on investment
transactions                                                             (8.78)
                                                                 -----------------
      Total from investment operations                                   (8.50)
                                                                 -----------------
Less distributions:
Dividends from net investment income                                      (.27)
Distributions from net realized gains                                       --(c)
                                                                 -----------------
      Total distributions                                                 (.27)
                                                                 -----------------
Net asset value, end of year                                         $   23.35
                                                                 -----------------
                                                                 -----------------
TOTAL RETURN(b)                                                         (26.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                        $ 794,954
Average net assets (000)                                             $ 928,287
Ratios to average net assets:(a)
   Expenses                                                                .40%
   Net investment income                                                  1.04%
   Portfolio turnover rate                                                   3%

------------------------------
(a) Net of expense subsidy.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies.
(c) Less than $.005 per share.
    42                                     See Notes to Financial Statements

       Prudential Index Series Fund     Prudential Stock Index Fund
             Financial Highlights Cont'd.

                                       Class Z
-------------------------------------------------------------------------------------
                              Year Ended September 30,
-------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997
-------------------------------------------------------------------------------------
    $  28.96             $  23.11             $  21.86             $  16.06
----------------     ----------------     ----------------     ----------------
         .29                  .22                  .15                  .46
        3.53                 6.07                 1.69                 5.75
----------------     ----------------     ----------------     ----------------
        3.82                 6.29                 1.84                 6.21
----------------     ----------------     ----------------     ----------------
        (.32)                (.26)                (.21)                (.26)
        (.34)                (.18)                (.38)                (.15)
----------------     ----------------     ----------------     ----------------
        (.66)                (.44)                (.59)                (.41)
----------------     ----------------     ----------------     ----------------
    $  32.12             $  28.96             $  23.11             $  21.86
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
       13.28%               27.41%                8.61%               39.34%
    $995,426             $866,762             $381,374             $185,881
    $980,790             $681,129             $313,721             $254,644
         .40%                 .40%                 .40%                 .46%
         .95%                1.16%                1.30%                1.66%
           2%                   3%                   1%                   5%

    See Notes to Financial Statements                                     43

       Prudential Index Series Fund     Prudential Stock Index Fund
             Financial Highlights Cont'd.

                                                                      Class I
                                                                  ----------------
                                                                     Year Ended
                                                                   September 30,
                                                                        2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $    32.16
                                                                  ----------------
Income from investment operations:
Net investment income(a)                                                    .30
Net realized and unrealized gain (loss) on investment
transactions                                                              (8.78)
                                                                  ----------------
      Total from investment operations                                    (8.48)
                                                                  ----------------
Less distributions:
Dividends from net investment income                                       (.30)
Distributions from net realized gains                                        --(e)
                                                                  ----------------
      Total distributions                                                  (.30)
                                                                  ----------------
Net asset value, end of period                                       $    23.38
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(b)                                                          (26.58)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $1,210,995
Average net assets (000)                                             $1,431,444
Ratios to average net assets:(a)
   Expenses                                                                 .30%
   Net investment income                                                   1.14%
   Portfolio turnover rate                                                    3%

------------------------------
(a) Net of expense subsidy.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year is not annualized. Total return includes the effect of expense subsidies.
(c) Annualized.
(d) Commencement of offering of Class I shares.
(e) Less than $.005 per share.

    44                                     See Notes to Financial Statements

       Prudential Index Series Fund     Prudential Stock Index Fund
             Financial Highlights Cont'd.

                                            Class I
------------------------------------------------------------------------------------------------
                   Year Ended September 30,                            August 1, 1997(d)
--------------------------------------------------------------       Through September 30,
      2000                   1999                   1998                     1997
------------------------------------------------------------------------------------------------
   $    28.99             $    23.13              $  21.87                 $   21.87
----------------       ----------------       ----------------            ----------
          .33                    .36                   .31                       .06
         3.53                   5.96                  1.55                      (.06)
----------------       ----------------       ----------------            ----------
         3.86                   6.32                  1.86                        --
----------------       ----------------       ----------------            ----------
         (.35)                  (.28)                 (.22)                       --
         (.34)                  (.18)                 (.38)                       --
----------------       ----------------       ----------------            ----------
         (.69)                  (.46)                 (.60)                       --
----------------       ----------------       ----------------            ----------
   $    32.16             $    28.99              $  23.13                 $   21.87
----------------       ----------------       ----------------            ----------
----------------       ----------------       ----------------            ----------
        13.38%                 27.55%                 8.69%                        0%
   $1,501,345             $1,019,034              $639,408                 $ 312,127
   $1,317,874             $  915,642              $505,605                 $ 296,788
          .30%                   .30%                  .30%                      .30%(c)
         1.05%                  1.26%                 1.42%                     1.73%(c)
            2%                     3%                    1%                        5%

    See Notes to Financial Statements                                     45

       Prudential Index Series Fund     Prudential Stock Index Fund
             Report of Independent Accountants

To the Shareholders and Board of Trustees of Prudential Index Series Fund--Prudential Stock Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Index Series Fund--Prudential Stock Index Fund (the 'Fund') at September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 21, 2001

       Prudential Index Series Fund     Prudential Stock Index Fund
             Federal Income Tax Information (Unaudited)

      We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end (September 30, 2001) as to the federal tax status of dividends paid by the Fund during such fiscal year. During 2001, the Fund paid dividends of $.2115, $.0865, $.0935, $.2705 and $.2995 per Class A share,
Class B share, Class C share, Class Z share and Class I share, respectively. Of these amounts, $.0003 represent distributions from short-term per Class A, Class B, Class C, Class Z and Class I shares and $.0002 represent distributions from long-term capital gains per Class A, Class B, Class C, Class Z and Class I shares which are taxable as such. The remaining $.2110, $.0860, $.0930, $.2700 and $.2990 per Class A share, Class B share, Class C share, Class Z share and Class I share, respectively, represent dividends from ordinary income. Further, we wish to advise you that 100% of the ordinary income dividends paid in the fiscal year ended September 30, 2001 qualified for the corporate dividends received deduction available to corporate taxpayers.

      In January 2002, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in calendar year 2001. The amounts that will be reported on such Form 1099 DIV will be the amounts to use on your 2001 federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended September 30, 2001.
                                                                          47

Prudential Index Series Fund
    Prudential Stock Index Fund

Class A     Growth of a $10,000 Investment

                 (GRAPH)

Average Annual Total Returns as of 9/30/01

                         One Year      Five Years   Since Inception
With Sales Charge*    -29.19% (-29.25)    N/A       -16.11% (-16.17)
Without Sales Charge  -26.81% (-26.87)    N/A       -14.62% (-14.67)

Past performance is not indicative of
future results. Principal and
investment return will fluctuate so
that an investor's shares, when
redeemed, may be worth more or less
than their original cost. The graph
compares a $10,000 investment in the
Prudential Stock Index Fund (Class A
shares) with a similar investment in
the Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index) by
portraying the initial account values
at the commencement of operations of
Class A shares (November 18, 1999) and
the account values at the end of the
current fiscal year (September 30,
2001), as measured on a quarterly
basis. For purposes of the graph, and
unless otherwise indicated, it has been
assumed that (a) *as of October 29,
2001, Class A shares are subject to a
maximum front-end sales charge. For
illustrative purposes, we've applied
the sales charge to the Fund's Class A
one-year and since inception average
annual total returns as of September
30, 2001; (b) all recurring fees
(including management fees) were
deducted; and (c) all dividends and
distributions were reinvested. Without
waiver of management fees and/or
expense subsidization, the Fund's
cumulative and average annual total
returns would have been lower, as
indicated in parentheses.

The S&P 500 Index is an unmanaged index
of 500 stocks of large U.S. companies.
It gives a broad look at how stock
prices have performed. The S&P 500
Index total returns include the
reinvestment of all dividends, but do
not include the effect of sales charges
or operating expenses of a mutual fund.
Investors cannot invest directly in an
index.

This graph is furnished to you in
accordance with Securities and Exchange
Commission (SEC) regulations.

                              www.prudential.com    (800) 225-1852

Class B     Growth of a $10,000 Investment

                  (GRAPH)

Average Annual Total Returns as of 9/30/01

                          One Year      Five Years    Since Inception
With Sales Charge     -31.01% (-31.07)      N/A       -17.10% (-17.16)
Without Sales Charge  -27.39% (-27.45)      N/A       -15.27% (-15.33)

Past performance is not indicative of
future results. Principal and
investment return will fluctuate so
that an investor's shares, when
redeemed, may be worth more or less
than their original cost. The graph
compares a $10,000 investment in the
Prudential Stock Index Fund (Class B
shares) with a similar investment in
the Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index) by
portraying the initial account values
at the commencement of operations of
Class B shares (November 18, 1999) and
the account values at the end of the
current fiscal year (September 30,
2001), as measured on a quarterly
basis. For purposes of the graph, and
unless otherwise indicated, it has been
assumed that (a) the applicable
contingent deferred sales charge was
deducted from the value of the
investment in Class B shares, assuming
full redemption on September 30, 2001;
(b) all recurring fees (including
management fees) were deducted; and (c)
all dividends and distributions were
reinvested. Approximately seven years
after purchase, Class B shares will
automatically convert to Class A shares
on a quarterly basis. Without waiver of
management fees and/or expense
subsidization, the Fund's cumulative
and average annual total returns would
have been lower, as indicated in
parentheses.

The S&P 500 Index is an unmanaged index
of 500 stocks of large U.S. companies.
It gives a broad look at how stock
prices have performed. The S&P 500
Index total returns include the
reinvestment of all dividends, but do
not include the effect of sales charges
or operating expenses of a mutual fund.
Investors cannot invest directly in
an index.

This graph is furnished to you in
accordance with Securities and Exchange
Commission (SEC) regulations.

Prudential Index Series Fund
    Prudential Stock Index Fund

Class C     Growth of a $10,000 Investment

                 (GRAPH)

Average Annual Total Returns as of 9/30/01

                          One Year     Five Years    Since Inception
With Sales Charge     -28.81% (-28.88)    N/A        -15.72% (-15.78)
Without Sales Charge  -27.37% (-27.43)    N/A        -15.26% (-15.32)

Past performance is not indicative
of future results. Principal and
investment return will fluctuate so
that an investor's shares, when
redeemed, may be worth more or less
than their original cost. The graph
compares a $10,000 investment in the
Prudential Stock Index Fund (Class C
shares) with a similar investment in
the Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index) by
portraying the initial account values
at the commencement of operations of
Class C shares (November 18, 1999) and
the account values at the end of the
current fiscal year (September 30,
2001), as measured on a quarterly
basis. For purposes of the graph, and
unless otherwise indicated, it has been
assumed that (a) the applicable front-
end sales charge was deducted from the
initial $10,000 investment in Class C
shares; (b) the applicable contingent
deferred sales charge was deducted from
the value of the investment in Class C
shares, assuming full redemption on
September 30, 2001; (c) all recurring
fees (including management fees) were
deducted; and (d) all dividends and
distributions were reinvested. Without
waiver of management fees and/or
expense subsidization, the Fund's
cumulative and average annual total
returns would have been lower, as
indicated in parentheses.

The S&P 500 Index is an unmanaged index
of 500 stocks of large U.S. companies.
It gives a broad look at how stock
prices have performed. The S&P 500
Index total returns include the
reinvestment of all dividends, but do
not include the effect of sales charges
or operating expenses of a mutual fund.
Investors cannot invest directly in an
index.

This graph is furnished to you in
accordance with Securities and Exchange
Commission (SEC) regulations.

                                 www.prudential.com    (800) 225-1852

Class Z     Growth of a $10,000 Investment

                  (GRAPH)

Average Annual Total Returns as of 9/30/01

                           One Year        Five Years     Since Inception
With Sales Charge     -26.67% (-26.74)    9.88% (9.82)     12.51% (12.48)
Without Sales Charge  -26.67% (-26.74)    9.88% (9.82)     12.51% (12.48)

Past performance is not indicative
of future results. Principal and
investment return will fluctuate so
that an investor's shares, when
redeemed, may be worth more or less
than their original cost. The best- and
worst-year information within the graph
is designed to give you an idea of how
much the Fund's returns can fluctuate
from year to year by measuring the best
and worst calendar years in terms of
total annual return since inception of
the share class. The graph compares a
$10,000 investment in the Prudential
Stock Index Fund (Class Z shares) with
a similar investment in the Standard &
Poor's 500 Composite Stock Price Index
(S&P 500 Index) by portraying the
initial account values at the
commencement of operations of Class Z
shares (November 5, 1992) and the
account values at the end of the
current fiscal year (September 30,
2001), as measured on a quarterly
basis. For purposes of the graph, and
unless otherwise indicated, it has been
assumed that (a) all recurring fees
(including management fees) were
deducted, and (b) all dividends and
distributions were reinvested. Class Z
shares are not subject to a sales
charge or distribution and service
(12b-1) fees. Without waiver of
management fees and/or expense
subsidization, the Fund's cumulative
and average annual total returns would
have been lower, as indicated in
parentheses.

The S&P 500 Index is an unmanaged index
of 500 stocks of large U.S. companies.
It gives a broad look at how stock
prices have performed. The S&P 500
Index total returns include the
reinvestment of all dividends, but do
not include the effect of sales charges
or operating expenses of a mutual fund.
Investors cannot invest directly in an
index.

This graph is furnished to you in
accordance with Securities and Exchange
Commission (SEC) regulations.

Prudential Index Series Fund
    Prudential Stock Index Fund

Class I     Growth of a $10,000 Investment

                   (GRAPH)

Average Annual Total Returns as of 9/30/01

                           One Year     Five Years    Since Inception
With Sales Charge      -26.58% (-26.64)     N/A        3.50% (3.43)
Without Sales Charge   -26.58% (-26.64)     N/A        3.50% (3.43)

Past performance is not indicative
of future results. Principal and
investment return will fluctuate so
that an investor's shares, when
redeemed, may be worth more or less
than their original cost. The best- and
worst-year information within the graph
is designed to give you an idea of how
much the Fund's returns can fluctuate
from year to year by measuring the best
and worst calendar years in terms of
total annual return since inception of
the share class. The graph compares a
$10,000 investment in the Prudential
Stock Index Fund (Class I shares) with
a similar investment in the Standard &
Poor's 500 Composite Stock Price Index
(S&P 500 Index) by portraying the
initial account values at the
commencement of operations of Class I
shares (August 1, 1997) and the account
values at the end of the current fiscal
year (September 30, 2001), as measured
on a quarterly basis. For purposes of
the graph, and unless otherwise
indicated, it has been assumed that (a)
all recurring fees (including
management fees) were deducted, and (b)
all dividends and distributions were
reinvested. Class I shares are not
subject to a sales charge or
distribution and service (12b-1) fees.
Without waiver of management fees
and/or expense subsidization, the
Fund's cumulative and average annual
total returns would have been lower, as
indicated in parentheses.

The S&P 500 Index is an unmanaged index
of 500 stocks of large U.S. companies.
It gives a broad look at how stock
prices have performed. The S&P 500
Index total returns include the
reinvestment of all dividends, but do
not include the effect of sales charges
or operating expenses of a mutual fund.
Investors cannot invest directly in an
index.

This graph is furnished to you in
accordance with Securities and Exchange
Commission (SEC) regulations.

                          www.prudential.com    (800) 225-1852

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential
Mutual Funds, you receive financial
advice from a Prudential Securities
Financial Advisor or Pruco Securities
registered representative. Your
financial professional can provide you
with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS
THIS RISK WORTH IT?
Your financial professional can help
you match the reward you seek with the
risk you can tolerate. Risk can be
difficult to gauge--sometimes even the
simplest investments bear surprising
risks. The educated investor knows that
markets seldom move in just one
direction. There are times when a
market sector or asset class will lose
value or provide little in the way of
total return. Managing your own
expectations is easier with help from
someone who understands the markets,
and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you
wade through the numerous available
mutual funds to find the ones that
fit your individual investment
profile and risk tolerance. While the
newspapers and popular magazines are
full of advice about investing, they
are aimed at generic groups of
people or representative individuals--
not at you personally. Your financial
professional will review your
investment objectives with you. This
means you can make financial decisions
based on the assets and liabilities in
your current portfolio and your risk
tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and
selling at the bottom are among the
most common investor mistakes. But
sometimes it's difficult to hold on
to an investment when it's losing
value every month. Your financial
professional can answer questions when
you're confused or worried about your
investment, and should remind you that
you're investing for the long haul.

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's website at:
www.prudential.com

TRUSTEES
Saul K. Fenster
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

OFFICERS
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Marguerite E. H. Morrison, Secretary
William V. Healey, Assistant Secretary
Maria G. Master, Assistant Secretary

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
Prudential Investment
   Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777
Distributor
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
Newark, NJ 07102-4077

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

Fund Symbols    NASDAQ         CUSIP
Class A         PSIAX       74438C100
Class B         PBSIX       74438C209
Class C         PSICX       74438C308
Class Z         PSIFX       74438C407
Class I         PDSIX       74438C506

MF174E    IFS-A067140